Changes in the scope of consolidation in 2020 - Summary of Purchase Price Allocation (Details) - Synthorx € in Millions	Jan. 23, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	€ 1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets at acquisition date	1,316
Goodwill	930
Purchase price	€ 2,246